Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Short-Term Debt
Short-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2024	December 31, 2023
2028 Notes	75.0	75.0
2030 Notes	25.0	25.0
Additional 2028 Notes	14.6	—
Principal Outstanding	114.6	100.0
Deferred Finance Charges (1)	(11.1)	(10.3)
Debt discount	(6.8)	(6.8)
Debt premium	1.1	—
Carrying Value Short-Term Debt (2)	97.8	82.9

Schedule of Long-Term Debt
Long-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2024	December 31, 2023
2028 Notes	912.5	950.0
2030 Notes	477.5	490.0
Convertible Bonds	239.4	250.0
Additional 2028 Notes	178.0	—
Principal Outstanding	1,807.4	1,690.0
Deferred Finance Charges (1)	(37.9)	(40.5)
Debt discount	(27.3)	(30.7)
Debt premium	3.6	—
Carrying Value Long-Term Debt (2)	1,745.8	1,618.8

(1) As at June 30, 2024, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes, Additional 2028 Notes, 2030 Notes, Convertible Bonds, our undrawn $150.0 million revolving credit facility as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 22 - Common Shares).

(2) Carrying amounts in the table above include, where applicable, deferred financing fees, debt discounts and debt premiums.

Schedule of Maturities of Debt	At June 30, 2024 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2024	57.2
2025	114.6
2026	114.6
2027	114.6
Thereafter	1,521.0
Total principal debt	1,922.0